Income Taxes - Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan loss	$ 2,952	$ 3,620
Accrued expenses	310	297
Intangible amortization	1,184	1,365
Other	275	110
Unrealized loss on items in comprehensive income	736
Other real estate owned	63	34
Deferred tax assets Net	5,520	5,426
Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on items in comprehensive income		(5,007)
Depreciation and amortization	(123)	(200)
Deferred tax liabilities, Gross, Total	(910)	(568)
Net deferred tax asset (liability)	$ 4,610	$ (568)